Loans Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Loans Receivable
6. Loans Receivable
Glycosyn Promissory Note
In October 2018, the Company provided a revolving promissory note to Glycosyn which has been amended several times since inception. The Glycosyn Promissory Note is convertible at a discount, at the Company’s election, into equity securities of Glycosyn upon Glycosyn’s first issuance of equity securities, other than an underwritten public offering, from which Glycosyn receives gross proceeds of at least $10.0 million. In addition, Glycosyn is obligated to immediately repay the outstanding balance of the loan, plus accrued interest, upon a change in control event. In January 2021, the existing terms of the Glycosyn Promissory Note were amended to add an additional $0.2 million to the principal balance, extend the number of interest-only payments through June 30, 2021 and to increase the interest rate from 7.5% to 12.5% in the event of default by Glycosyn. In July 2021, the parties entered into an additional amendment to extend the number of interest-only payments through the end of 2021 and to accelerate the maturity date to December 31, 2021. In the event that Glycosyn were to execute a term sheet on or prior to December 31, 2021 with an investor or acquirer for a bona fide equity financing or change of control transaction that, upon its consummation, will provide Glycosyn with gross proceeds of at least $10 million, then the maturity date will instead be the earlier of the consummation date of such transaction or March 31, 2022.
As of September 30, 2021 and December 31, 2020, the unpaid principal balance under the Glycosyn Promissory Note was $5.4 million and $5.3 million, respectively. The fair value of the Glycosyn Promissory Note was $3.7 million as of September 30, 2021, of which $3.7 million was included in prepaid expenses and other current assets, and $4.5 million as of December 31, 2020, of which $2.0 million was included in prepaid expenses and other current assets and the remaining amount within loans receivable, net of current portion on the Condensed Consolidated Balance Sheets. The loss on the change in fair value of $0.8 million for the three and nine months ended September 30, 2021 was recorded as a component of other (expense) income, net on the Condensed Consolidated Statements of Operations and Comprehensive Loss. The change in fair value for the three and nine months ended September 30, 2020 was immaterial.
Access Bio Convertible Notes
In November 2020, the Company entered into a convertible note subscription agreement with Access Bio, a supplier of the Company’s diagnostic test kits. The Access Bio Convertible Notes are due in November 2022 in
the aggregate principal amount of $10.0 million plus a 2% rate of return compounded annually. The Access Bio Convertible Notes are convertible into a number of shares of common stock of Access Bio, a company listed on the Korea Stock Exchange, of up to $10.0 million based on a fixed foreign currency exchange rate and a conversion price subject to certain adjustments, including reset adjustments each quarter based on the trading price of Access Bio’s stock. The adjusted conversion price cannot be reduced to less than 70% of the initial conversion price and the reset adjustments cannot increase the effective conversion ratio. The Access Bio Convertible Notes are convertible at the Company’s election any time following the first anniversary of the issuance date of the notes and prior to the 30th day before the maturity date. Additionally, subject to certain provisions, the Company has the option to cause Access Bio to repurchase, or Access Bio has the option to repurchase, a portion of the outstanding balance under the notes (up to the entire balance in the case of the Company’s option) at a price to ensure a 2% rate of return compounded annually.
As of September 30, 2021 and December 31, 2020, the fair value of the Access Bio Convertible Notes was $10.2 million and $10.7 million, respectively, which was recorded in loans receivable, net of current portion on the Condensed Consolidated Balance Sheets. The loss from the change in fair value of the Access Bio Convertible Notes during the three and nine months ended September 30, 2021 was $4.9 million and $0.5 million, respectively, and was recorded as a component of other (expense) income, net on the Condensed Consolidated Statements of Operations and Comprehensive Loss.

4. Loans Receivable
Glycosyn Promissory Note
In October 2018, the Company provided a revolving promissory note to Glycosyn in connection with the Company’s entering into a Foundry Terms of Service Agreement with Glycosyn (Note 1
6
). Under the Glycosyn Promissory Note, the Company provided a revolving promissory note which could have been drawn up to $4.0 million for any purpose through December 31, 2019. The Glycosyn Promissory Note initially matured on the earlier of December 31, 2020, or the termination of the Foundry Terms of Service Agreement. Interest accrued on all outstanding amounts at a rate equal to the prime rate and all payments made on the Glycosyn Promissory Note were applied to accrued interest first. The Glycosyn Promissory Note is convertible at a discount, at the Company’s election, into equity securities of Glycosyn upon Glycosyn’s first issuance of equity securities, other than an underwritten public
offering, from which Glycosyn receives gross proceeds of at least $10.0 million. In addition, Glycosyn is obligated to immediately repay the outstanding balance of the loan, plus accrued interest, upon a change in control event. In December 2019, the existing terms of the Glycosyn Promissory Note were amended to add an additional $2.7 million to the principal sum of the note upon Glycosyn exercising its option to terminate the Foundry Terms of Service Agreement (Note 1
6
). In addition, under the amended terms of the Glycosyn Promissory Note, Glycosyn is required to make quarterly payments under the loan commencing in March 2020 with the first two payments as interest-only. The amended Glycosyn Promissory Note accrues interest at a rate of 7.5% per annum and matures in June 2023, unless earlier converted by the Company into equity securities of Glycosyn. The loan conversion and change in control provisions remained unchanged under the amended Glycosyn Promissory Note. As of December 31, 2019, there was $5.7 million outstanding under the Glycosyn Promissory Note, of which the entire portion represented the unpaid principal balance. The fair value of the Glycosyn Promissory Note was $4.8 million as of December 31, 2019, of which $1.1 million was included in prepaid expenses and other current assets with the remaining amount included in loans receivable, net of current portion on the Consolidated Balance Sheet. The fair value adjustment of $0.9 million, which was recognized as part of the gain on the termination of the Glycosyn Foundry Terms of Service Agreement, was recorded as component of other income (expense), net on the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2019.
During the year ended December 31, 2020, Glycosyn made principal and interest payments totaling $0.8 million against the Glycosyn Promissory Note. As of December 31, 2020, there was $5.4 million outstanding under the
Glycosyn Promissory Note, of which $5.3 million represented the unpaid principal balance. The fair value of the Glycosyn Promissory Note was $4.5 million as of December 31, 2020, of which $2.0 million was included in prepaid expenses and other current assets with the remaining amount included in loans receivable, net of current portion on the Consolidated Balance Sheet. The gain on the change in fair value of $0.5 million for the year ended December 31, 2020 was recorded as a component of other income (expense), net on the Consolidated Statements of Operations and Comprehensive Loss.
In January 2021, the Company entered into an amendment to the Glycosyn Promissory Note (Note 2
1
).
Access Bio Convertible Notes
In November 2020, the Company entered into a convertible note subscription agreement with Access Bio, a supplier of the Company’s diagnostic test kits. The Access Bio Convertible Notes are due in November 2022 in the aggregate principal amount of $10.0 million plus a 2% rate of return compounded annually. The Access Bio Convertible Notes are convertible into a number of shares of common stock of Access Bio, a company listed on the Korea Stock Exchange, of up to $10.0 million based on a fixed foreign currency exchange rate and a conversion price subject to certain adjustments, including reset adjustments each quarter based on the trading price of Access Bio’s stock. The adjusted conversion price cannot be reduced to less than 70% of the initial conversion price as a result of the reset adjustments and the reset adjustments cannot increase the effective conversion ratio. The Access Bio Convertible Notes are convertible at the Company’s election any time following the first anniversary of the issuance date of the notes, but prior to the 30 th
day before the maturity date. Additionally, subject to certain provisions, the Company has the option to cause Access Bio to repurchase, or Access Bio has the option to repurchase, a portion of the outstanding balance under the notes (or up to the entire balance in the case of the Company’s option) at a price to ensure a 2% rate of return compounded annually. As of December 31, 2020, the fair value of the Access Bio Convertible Notes was $10.7 million, the entire balance of which was recorded in loans receivable, net of current portion on the Consolidated Balance Sheet. The gain on the change in fair value of $0.7 million was recorded as a component of other income (expense), net on the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2020.